RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 RELATED PARTY TRANSACTIONS

We expensed $5,000 and $30,000 consulting expense for the three and nine months ended September 30, 2024, respectively to one of our board members. As of September 30, 2024, we had advances from a shareholder of Iveda Phil, Inc. currently recorded in Accounts and Other Payables of $17,723.